Income Tax (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Income Taxes [Line Items]
Deferred tax assets	$ 7,666	$ 5,367	$ 2,288
Deferred tax expense (income) recognised in profit or loss	2,300	3,079
Unused tax losses
Disclosure Of Income Taxes [Line Items]
Deferred tax assets	3,110	793	233
Deferred tax expense (income) recognised in profit or loss	2,317	560
Accrued Liabilities
Disclosure Of Income Taxes [Line Items]
Deferred tax assets	2,967	3,196	773
Movements In Deferred Tax Assets Beginning Balance	2,967	3,196	773
Deferred tax expense (income) recognised in profit or loss	(229)	2,423
Unrealised foreign exchange gains (losses)
Disclosure Of Income Taxes [Line Items]
Deferred tax assets	132	333	89
Deferred tax expense (income) recognised in profit or loss	(201)	244
Other
Disclosure Of Income Taxes [Line Items]
Deferred tax assets	1,457	1,045	1,193
Deferred Tax Asset Other	1,457	1,045	$ 1,193
Deferred tax expense (income) recognised in profit or loss	$ 412	$ (148)